Reconciliation Between Net Income Loss Per Share Basic And Diluted (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Earnings Per Share [Line Items]
Income (loss) from continuing operations attributable to Hillshire Brands	$ 35	$ 42	$ 58	$ 49	$ (62)	$ 27	$ 10	$ 5	$ 184	$ (20)	$ 58
Net income from discontinued operations attributable to Hillshire Brands									68	865	1,205
Net income attributable to Hillshire Brands									$ 252	$ 845	$ 1,263
Average shares outstanding - basic									123	119	124
Dilutive effect of stock compensation									0	0	1
Diluted shares outstanding									123	119	125
Income (loss) from continuing operations	$ 0.29	$ 0.34	$ 0.47	$ 0.40	$ (0.52)	$ 0.23	$ 0.09	$ 0.04	$ 1.50	$ (0.16)	$ 0.47
Income from discontinued operations, per common share - Basic									$ 0.55	$ 7.29	$ 9.69
Net income, per common share - Basic									$ 2.05	$ 7.13	$ 10.16
Income (loss) from continuing operations	$ 0.28	$ 0.34	$ 0.47	$ 0.40	$ (0.52)	$ 0.23	$ 0.09	$ 0.04	$ 1.49	$ (0.16)	$ 0.46
Income from discontinued operations, per common share - Diluted									$ 0.55	$ 7.29	$ 9.65
Net income, per common share - Diluted									$ 2.04	$ 7.13	$ 10.11